Quarterly Financial Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
17. Quarterly Financial Data (Unaudited) (As Restated)
The following tables sets forth the unaudited consolidated statements of operations for each of the fiscal quarters in 2020 and 2019.

	Fiscal Quarter Ended
	December 31, 2020	September 30, 2020	June 30, 2020	March 31, 2020	December 31, 2019	September 30, 2019	June 30, 2019	March 31, 2019
	As Restated	As Restated	As Restated

Solar revenues	—	—	36	58	49	296	13	124
Cost of solar revenues	—	—	30	43	44	141	24	62

Gross profit	—	—	6	15	5	155	(11)	62

Operating Expenses:
Research and development	67,521	51,496	42,525	24,077	22,781	9,482	11,854	23,397
Selling, general and administrative	64,903	65,782	44,104	7,935	5,154	3,693	5,344	6,501
Impairment expense	14,415	—	—	—	—	—	—	—

Total operating expenses	146,839	117,278	86,629	32,012	27,935	13,175	17,198	29,898

Loss from operations	(146,839)	(117,278)	(86,623)	(31,997)	(27,930)	(13,020)	(17,209)	(29,836)
Other income (expense):
Interest income (expense), net	(53)	171	22	62	374	411	338	333
Revaluation of Series A redeemable convertible preferred stock warrant liability	—	—	—	—	—	(2,844)	98	(593)
Loss forward contract liability	—	—	—	(1,324)	—	—	—	—
Revaluation of warrant liability	4,860	37,745	(29,157)	—	—	—	—	—
Other income (expense), net	(597)	(340)	(23)	114	1,278	85	9	1

Loss before income taxes and equity in net loss of affiliate	(142,629)	(79,702)	(115,781)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)
Income tax expense (benefit)	(1,030)	2	1	1	1	146	2	2

Loss before equity in net loss of affiliate	(141,599)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)
Equity in net loss of affiliate	(637)	—	—	—	—	—	—	—

Net loss	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)

Premium paid on repurchase of redeemable convertible preferred stock	—	—	(13,407)	—	(16,816)	—	—	—

Net loss attributable to common stockholders	(142,236)	(79,704)	(129,189)	(33,146)	(43,095)	(15,514)	(16,766)	(30,097)

Net loss per share attributable to common stockholders:
Basic	$(0.37)	$(0.21)	$(0.43)	$(0.12)	$(0.16)	$(0.06)	$(0.06)	$(0.12)
Diluted	$(0.38)	$(0.31)	$(0.43)	$(0.12)	$(0.16)	$(0.06)	$(0.06)	$(0.12)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343
Diluted	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343

Figures may not total due to rounding of quarterly periods
As an emerging growth company, the Company elected to take advantage of the extended transition provisions for adoption of ASC 842. As a result, quarterly financial results previously reported by the Company in its unaudited consolidated statement of operations for each of the first three quarterly periods of 2020, were not required to reflect the adoption of ASC 842. These periods were therefore presented using a different basis of accounting than the basis used to prepare the consolidated financial statements for the fiscal year 2020 annual and unaudited quarterly reporting periods presented in this Form
10-K/A,
which reflect the impact of ASC 842, adopted as of January 1, 2020.
Restatement of Quarterly Consolidated Financial Statements
In lieu of filing amended Quarterly Reports on Form
10-Q
for the quarters ended June 30, 2020 and September 30, 2020, the following tables represent the Company’s restated consolidated financial statements (unaudited) for each of the restated quarters for the periods ended December 31, September 30, and June 30, 2020. Refer to Note 1,
Restatement of Consolidated Financial Statements
, for additional information.
Impacted Financial Statement Line Items for Fiscal Quarters Ended

	Three Months Ended December 31, 2020
	As Previously Reported (1)	Adjustments	As Restated
Revaluation of warrant liability	$—	$4,860	$4,860
Loss before income taxes and equity in net loss of affiliate	(147,489)	4,860	(142,629)
Loss before equity in net loss of affiliate	(146,459)	4,860	(141,599)
Net loss	(147,096)	4,860	(142,236)
Net loss attributable to common stockholders	(147,096)	4,860	(142,236)
Net loss per share attributable to common stockholders:
Basic	$(0.38)	$0.01	$(0.37)
Diluted	$(0.38)	$—	$(0.38)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Diluted	385,983,645	339,403	386,323,048

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

	Three Months Ended September 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Revaluation of warrant liability	$—	$37,745	$37,745
Loss before income taxes and equity in net loss of affiliate	(117,447)	37,745	(79,702)
Loss before equity in net loss of affiliate	(117,449)	37,745	(79,704)
Net loss	(117,449)	37,745	(79,704)
Net loss attributable to common stockholders	(117,449)	37,745	(79,704)
Net loss per share attributable to common stockholders:
Basic	$(0.31)	$0.10	$(0.21)
Diluted	$(0.31)	$—	$(0.31)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Diluted	377,660,477	626,201	378,286,678

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

	Three Months Ended June 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Revaluation of warrant liability	$—	$(29,157)	$(29,157)
Loss before income taxes and equity in net earnings (loss) of affiliate	(86,624)	(29,157)	(115,781)
Loss before equity in earnings (loss) of affiliate	(86,625)	(29,157)	(115,782)
Net loss	(86,625)	(29,157)	(115,782)
Net loss attributable to common stockholders	(100,032)	(29,157)	(129,189)
Net loss per share attributable to common stockholders:
Basic	$(0.33)	$(0.10)	$(0.43)
Diluted	$(0.33)	$(0.10)	$(0.43)

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

Consolidated Balance Sheet

	September 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Assets
Current assets
Cash and cash equivalents	$907,530	$—	$907,530
Restricted cash and cash equivalents	10,952	—	10,952
Accounts receivable, net	249	—	249
Prepaid in-kind services	63,358	—	63,358
Prepaid expenses and other current assets	3,716	—	3,716

Total current assets	985,805	—	985,805

Restricted cash and cash equivalents	4,000	—	4,000
Long-term deposits	17,453	—	17,453
Property and equipment, net	63,451	—	63,451
Intangible assets, net	62,466	—	62,466
Goodwill	5,238	—	5,238
Other assets	19	—	19

Total assets	$1,138,432	$—	$1,138,432

Liabilities and stockholders’ equity
Current liabilities
Accounts payable	10,277	—	10,277
Accrued expenses and other current liabilities	22,894	—	22,894
Customer deposits	6,913	—	6,913
Term note, current	4,100	—	4,100

Total current liabilities	44,184	—	44,184

Term note	—	—	—
Finance lease liabilities	14,237	—	14,237
Warrant liability	—	13,110	13,110
Deferred tax liabilities, net	1,076	—	1,076

Total liabilities	59,497	13,110	72,607

Commitments and contingencies
Stockholders’ equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of September 30, 2020 and December 31, 2019	—	—	—
Common stock, $0.0001 par value, 600,000,000 shares authorized, 384,083,110 and 270,826,092 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	39	—	39
Additional paid-in capital	1,505,422	(21,698)	1,483,724
Accumulated deficit	(426,526)	8,588	(417,938)

Total stockholders’ equity	1,078,935	(13,110)	1,065,825

Total liabilities and stockholders’ equity	$1,138,432	$—	$1,138,432

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

Consolidated Balance Sheet

	June 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Assets
Current assets
Cash and cash equivalents	$698,386	$—	$698,386
Restricted cash and cash equivalents	8,896	—	8,896
Accounts receivable, net	424	—	424
Prepaid in-kind services	60,000	—	60,000
Prepaid expenses and other current assets	4,593	—	4,593

Total current assets	772,299	—	772,299

Restricted cash and cash equivalents	—	—	—
Long-term deposits	10,478	—	10,478
Property and equipment, net	62,049	—	62,049
Intangible assets, net	62,481	—	62,481
Goodwill	5,238	—	5,238
Prepaid in-kind services and other assets	14,759	—	14,759

Total assets	$927,304	$—	$927,304

Liabilities and stockholders’ equity
Current liabilities			—
Accounts payable	7,575	—	7,575
Accrued expenses and other current liabilities	14,263	—	14,263
Customer deposits	4,982	—	4,982
Term note, current	4,100	—	4,100

Total current liabilities	30,920	—	30,920

Term note	—	—	—
Finance lease liability	14,506	—	14,506
Other long-term liabilities	—	—	—
Warrant liability	—	50,855	50,855
Deferred tax liabilities, net	1,074	—	1,074

Total liabilities	46,500	50,855	97,355

Commitments and contingencies
Stockholders’ equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of June 30, 2020 and December 31, 2019	—	—	—
Common stock, $0.0001 par value, 600,000,000 shares authorized, 360,910,639 and 270,826,092 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	36	—	36
Additional paid-in capital	1,189,845	(21,698)	1,168,147
Accumulated deficit	(309,077)	(29,157)	(338,234)

Total stockholders’ equity	880,804	(50,855)	829,949

Total liabilities and stockholders’ equity	$927,304	$—	$927,304

(1)	As previously reported amounts includes i mpact of adoption of ASC 842 as of January 1, 2020.

Consolidated Statements of Operations

	Nine Months Ended September 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Solar revenues	$94	$—	$94
Cost of solar revenues	73	—	73

Gross Profit	21	—	21

Operating Expenses:
Research and development	118,098	—	118,098
Selling, general and admin	117,821	—	117,821

Total Operating Expenses	235,919	—	235,919

Loss from operations	(235,898)	—	(235,898)
Other income (expense):
Interest income (expense), net	255	—	255
Loss on forward contract liability	(1,324)	—	(1,324)
Revaluation of warrant liability	—	8,588	8,588
Other income (expense), net	(249)	—	(249)

Loss before income taxes	(237,216)	8,588	(228,628)

Income tax expense (benefit)	4	—	4

Net Loss	(237,220)	8,588	(228,632)
Premium paid on repurchase of redeemable convertible preferred stock	(13,407)	—	(13,407)

Net loss attributable to common stockholders	$(250,627)	$8,588	$(242,039)

Net loss per share attributable to common stockholders:
Basic	$(0.79)	$0.03	$(0.76)
Diluted	$(0.79)	—	(0.79)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic	318,315,891	—	318,315,891
Diluted	318,315,891	660,556	318,976,447

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

Consolidated Statements of Operations

	Six Months Ended June 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Solar revenues	$94	$—	$94
Cost of solar revenues	73	—	73

Gross profit (loss)	21		21

Operating expenses:
Research and development	66,602	—	66,602
Selling, general, and administrative	52,039	—	52,039

Total operating expenses	118,641	—	118,641

Loss from operations	(118,620)	—	(118,620)
Other income (expense):
Interest income, net	84	—	84
Loss on forward contract liability	(1,324)	—	(1,324)
Revaluation of warrant liability	—	(29,157)	(29,157)
Other income (expense), net	91	—	91

Loss before income taxes	(119,769)	(29,157)	(148,926)

Income tax expense	2	—	2

Net loss	$(119,771)	$(29,157)	$(148,928)
Premium paid on repurchase of redeemable convertible preferred stock	$(13,407)	$—	$(13,407)

Net loss attributable to common stockholders, basic and diluted	$(133,178)	$(29,157)	$(162,335)

Net loss per share attributable to common stockholders, basic and diluted	$(0.46)	$(0.10)	$(0.56)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	287,822,558	—	287,822,558
(1) As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

Consolidated Statement of Cash Flows

	Nine Months Ended September 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Cash flows from operating activities
Net loss	$(237,220)	$8,588	$(228,632)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,424	—	4,424
Stock-based compensation	91,736	—	91,736
Deferred income taxes	4	—	4
Non-cash in-kind services	28,642	—	28,642
Loss on forward contract liability	1,324	—	1,324
Revaluation of warrant liability	—	(8,588)	(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net	521	—	521
Prepaid expenses and other current assets	(250)	—	(250)
Accounts payable, accrued expenses and other current liabilities	19,398	—	19,398
Customer deposits	6,823	—	6,823

Net cash used in operating activities	(84,598)	—	(84,598)

Cash flows from investing activities
Purchases and deposits of property and equipment	(15,180)	—	(15,180)
Investment in joint venture	(15)	—	(15)

Net cash used in investing activities	(15,195)	—	(15,195)

Cash flows from financing activities
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs paid	50,349	—	50,349
Business Combination and PIPE financing, net of issuance costs paid	616,726	—	616,726
Proceeds from the exercise of stock options	2,204	—	2,204
Proceeds from the exercise of stock warrants, net of issuance costs paid	263,064	—	263,064
Proceeds from landlord of finance lease	889	—	889
Payments to landlord for finance lease	(789)	—	(789)
Proceeds from note payable	4,134	—	4,134
Payment of note payable	(4,134)	—	(4,134)

Net cash provided by financing activities	932,443	—	932,443

Net increase (decrease) in cash and cash equivalents, including restricted cash	832,650	—	832,650
Cash and cash equivalents, including restricted cash, beginning of period	89,832	—	89,832

Cash and cash equivalents, including restricted cash, end of period	$922,482	$—	$922,482

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.

Consolidated Statement of Cash Flows

	Six Months Ended June 30, 2020
	As Previously Reported (1)	Adjustments	As Restated
Cash flows from operating activities
Net loss	$(119,771)	$(29,157)	$(148,928)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,926	—	2,926
Stock-based compensation	39,540	—	39,540
Deferred income taxes	2	—	2
Non-cash in-kind services	17,241	—	17,241
Loss on forward contract liability	1,324	—	1,324
Revaluation of warrant liability	—	29,157	29,157
Changes in operating assets and liabilities:
Accounts receivable, net	346	—	346
Prepaid expenses and other current assets	(1,125)	—	(1,125)
Accounts payable, accrued expenses and other current liabilities	9,064	—	9,064
Customer deposits	4,892	—	4,892

Net cash used in operating activities	(45,561)	—	(45,561)

Cash flows from investing activities
Purchases and deposits of property and equipment	(6,303)	—	(6,303)

Net cash used in investing activities	(6,303)	—	(6,303)

Cash flows from financing activities
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs paid	50,349	—	50,349
Business Combination and PIPE financing, net of issuance costs paid	616,736	—	616,736
Proceeds from the exercise of stock options	1,884	—	1,884
Proceeds from landlord of finance lease	889	—	889
Payments to landlord for finance lease	(544)	—	(544)
Proceeds from note payable	4,134	—	4,134
Payment of note payable	(4,134)	—	(4,134)

Net cash provided by financing activities	669,314	—	669,314

Net increase (decrease) in cash and cash equivalents, including restricted cash	617,450	—	617,450
Cash and cash equivalents, including restricted cash, beginning of period	89,832	—	89,832

Cash and cash equivalents, including restricted cash, end of period	$707,282	$—	$707,282

(1)	As previously reported amounts includes impact of adoption of ASC 842 as of January 1, 2020.